GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	₽ 34,705		₽ 32,103
Less: Accumulated amortization	(12,346)		(10,261)
Net carrying value	22,359		21,842		$ 301.0
Amortization expenses of intangible assets	5,949	$ 80.1	3,825	₽ 2,613
Estimated amortization expense
2022	5,075				68.4
2023	3,945				53.1
2024	3,353				45.1
2025	2,560				34.5
2026	1,724				23.2
Thereafter	4,839				65.1
Total	21,496				289.4
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	11,977		10,651
Less: Accumulated amortization	(2,703)		(1,793)
Net carrying value	9,274		8,858		124.8
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	8,574		8,905
Less: Accumulated amortization	(2,370)		(1,445)
Net carrying value	6,204		7,460		83.5
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	3,766		3,575
Less: Accumulated amortization	(2,202)		(1,796)
Net carrying value	1,564		1,779		21.1
Supplier Relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	187		120
Less: Accumulated amortization	(41)		(18)
Net carrying value	146		102		2.0
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			276
Less: Accumulated amortization			(276)
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			52
Less: Accumulated amortization			(52)
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			41
Less: Accumulated amortization			(41)
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	9,338		7,709
Less: Accumulated amortization	(5,030)		(4,840)
Net carrying value	4,308		2,869		58.0
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	863		774
Net carrying value	863		774		11.6
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	10,201		8,483
Less: Accumulated amortization	(5,030)		(4,840)
Net carrying value	5,171		3,643		69.6
Amortization expenses of intangible assets	2,611	35.1	1,901	1,434
Estimated amortization expense
2022	1,967
2023	1,206
2024	707
2025	326
2026	94
Thereafter	8
Total	4,308
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	24,504		23,620
Less: Accumulated amortization	(7,316)		(5,421)
Net carrying value	17,188		18,199		$ 231.4
Amortization expenses of intangible assets	3,338	$ 4.5	₽ 1,924	₽ 1,179
Estimated amortization expense
2022	3,108
2023	2,739
2024	2,646
2025	2,234
2026	1,630
Thereafter	4,831
Total	₽ 17,188